Other Expenses - Summary of Other Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Material expense [Abstract]
Cost of operating leases	¥ 144,708	¥ 126,320	¥ 95,440
Cost related to disposal of assets leased	310,460	140,255	140,083
Cost related to IT solution services and IT systems	92,975	92,247	90,563
Provision for interest repayment	49,879	11,439	141,024
Losses on disposal of property, plant and equipment, and other intangible assets	4,913	6,041	4,302
Impairment losses of property, plant and equipment	27,816	6,396	4,237
Impairment losses of intangible assets	35,666	74,788	1,278
Losses on sale of investments in subsidiaries and associates	28,250		24
Impairment losses of investments in associates and joint ventures	19,851	14,941	17,306
Others	78,247	59,332	44,706
Total other expenses	¥ 792,765	¥ 531,759	¥ 538,963